Description of Business - Additional Information (Detail) MT in Millions		1 Months Ended	12 Months Ended
	Apr. 30, 2023 m³	Sep. 30, 2022 m³	Dec. 31, 2022 MT m³	Mar. 20, 2023 Vessels
Schedule Of Description Of Business [Line Items]
Number of gas carriers owned & operated			53
Exporting capacity per year | MT			1
Ethylene Export Terminal [Member]
Schedule Of Description Of Business [Line Items]
Equity ownership percentage			50.00%
Subsequent Event [Member]
Schedule Of Description Of Business [Line Items]
Number of gas carriers owned & operated | Vessels				10
Semi Refrigerated [Member]
Schedule Of Description Of Business [Line Items]
Number of gas carriers owned & operated			26
Two Thousand Eighteen Built Ethylene [Member]
Schedule Of Description Of Business [Line Items]
Number of gas carriers owned & operated		2
Gas carrier cargo capacity		17,000
Two Thousand Nineteen Built Ethylene [Member]
Schedule Of Description Of Business [Line Items]
Number of gas carriers owned & operated		2
Gas carrier cargo capacity		22,000
Two Thousand Nineteen Built Ethylene [Member] | Subsequent Event [Member]
Schedule Of Description Of Business [Line Items]
Gas carrier cargo capacity	22,000
Minimum [Member]
Schedule Of Description Of Business [Line Items]
Gas carrier cargo capacity			3,770
Maximum [Member]
Schedule Of Description Of Business [Line Items]
Gas carrier cargo capacity			38,000